Expenses by Nature - Summary of Employee Benefit Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Employee Benefit Expenses [Line Items]
Salaries and wages	€ 20,416	€ 19,447	€ 17,342
Employee benefits expenses	119,249	130,414	121,929
Cost of sales [member]
Disclosure Of Employee Benefit Expenses [Line Items]
Salaries and wages	49,968	58,913	58,552
Social security contributions	14,825	17,788	14,696
Employees’ leaving entitlement	4,611	4,598	3,493
Other costs	3,458	5,053	3,605
Employee benefits expenses	72,862	86,352	80,346
Selling expenses [member]
Disclosure Of Employee Benefit Expenses [Line Items]
Salaries and wages	20,641	19,218	19,359
Social security contributions	3,716	3,507	3,512
Employees’ leaving entitlement	604	513	492
Other costs	1,010	1,377	878
Employee benefits expenses	25,971	24,615	24,241
Administrative expenses [member]
Disclosure Of Employee Benefit Expenses [Line Items]
Salaries and wages	15,376	14,345	12,666
Social security contributions	3,007	3,026	3,012
Employees’ leaving entitlement	643	657	619
Other costs	1,390	1,419	1,045
Employee benefits expenses	€ 20,416	€ 19,447	€ 17,342